Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Party [Abstract]
Financial income	$ 5,569	$ 2,755	$ 7,052
Financial expense	$ (333,263)	(361,270)	(378,386)
Arroyo Netherlands II B.V [Member] | LIBOR [Member]
Transactions With Related Party [Abstract]
Interest rate	6.31%
JGC Corporation [Member] | EURIBOR [Member]
Transactions With Related Party [Abstract]
Interest rate	2.50%
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	$ 1,224	19,387
Receivables (non-current)	17,006	15,768
Payables (current)	4,783	9,494
Payables (non-current)	6,088	5
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	0	198
Receivables (non-current)	0	0
Payables (current)	4,762	6,144
Payables (non-current)	0	0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0	2,910
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	6,088	0
Related Parties [Member] | Non-controlling Interest [Member] | Industrial Development Corporation of South Africa and Community Trust [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	0	3,309
Payables (non-current)	0	0
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	21	41
Payables (non-current)	0	5
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	1,097	10,000
Receivables (non-current)	17,006	15,768
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	0	6,279
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	127	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Financial income	1,298	2,069	2,017
Financial expense	(65)	(97)	(155)
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions With Related Party [Abstract]
Financial income	23	8	16
Financial expense	(65)	(97)	(155)
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions With Related Party [Abstract]
Financial income	1,275	2,061	2,001
Financial expense	0	0	$ 0
Board of Directors and CEO [Member]
Transactions With Related Party [Abstract]
Remuneration received	5,700	4,600
Annual bonus	900	1,100
CEO [Member]
Transactions With Related Party [Abstract]
Long term award	$ 3,000	$ 1,900